Federated Hermes Kaufmann Fund II Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.28%
Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.66%	6.65%	12.49%
Morningstar US Insurance Mid-Cap Growth Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.25%	3.41%	10.80%
S
Prospectus [Line Items]
Average Annual Return, Percent		11.26%	1.26%	9.61%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell Midcap® Growth Index (RMCGI) measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The RMCGI is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.